Share Capital and Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital and Reserves

NOTE 10 - Share Capital and Reserves

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

In January 2019, the Company issued 113,208 common shares of the Company at a value of $2.11 per share in connection to the vesting of restricted share units.

In July 2019, the Company completed an underwritten public offering financing and issued 17,250,000 common shares of the Company at a price of $1.22 per share for gross proceeds totalling $21,045,000, and incurred cash commissions and expenses of $1,751,571.

During the year ended December 31, 2019, the Company issued 355,000 common shares on the exercise of stock options for proceeds of $269,350.

In January 2020, the Company issued 144,045 common shares of the Company at a weighted average value of $1.98 per share in connection to the vesting of restricted share units.

In July 2020, the Company closed a non-brokered private placement and issued 6,619,191 shares of the Company for gross proceeds of $6,950,150.

In December 2020, the Company closed a non-brokered private placement and issued 1,000,000 shares of the Company for gross proceeds of $854,000, and incurred share issuance costs of $7,614.

In December 2020, the Company issued 292,740 common shares of the Company at a value of $0.91 per share in connection to the vesting of restricted share units.

During the year ended December 31, 2020, the Company issued 2,325,000 common shares on the exercise of stock options for proceeds of $1,715,250.

During the year ended December 31, 2020, the Company issued 30,097,478 common shares for gross proceeds totalling $30,549,337, and incurred cash commission and expenses of $1,469,088 under an at-the-market equity program.

Share Purchase Warrants

There were no share purchase warrants outstanding as at December 31, 2019 and 2020

Stock Options

The Company has a Stock Option Plan whereby the maximum number of common shares reserved for issue under the plan shall not exceed 8% of the outstanding common shares of the Company, as at the date of the grant. The exercise price of each option granted under the plan may not be less than the Discounted Market Price (as that term is defined in the policies of the TSX). Options may be granted for a maximum term of five years from the date of the grant, are non-transferable and generally expire within 90 days of termination of employment, consulting arrangement or holding office as a director or officer of the Company, are subject to provisions as determined by the Board of Directors (the “Board”) and, in the case of death, expire within one year thereafter. Upon death, the options may be exercised by legal representation or designated beneficiaries of the holder of the option.

During the year ended December 31, 2019, 355,000 stock options were exercised and the fair value of $216,991 attributable to these stock options was transferred from reserves to share capital. Additionally, 545,000 stock options expired unexercised and the fair value of $579,937 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2019, the Company granted a total of 1,921,424 stock options exercisable for up to five years as follows:

  1,821,424 stock options with an exercise price of $1.74 per share vest one-third immediately, one-third on January 31, 2020, and one-third on January 31, 2021, with a fair value of $1,534,992.

  50,000 stock options with an exercise price of $1.49 per share vest one-third immediately, one-third on March 15, 2020, and one-third on March 15, 2021, with a fair value of $32,988.

  50,000 stock options with an exercise price of $1.20 per share vest one-third immediately, one-third on August 16, 2020, and one-third on August 16, 2021, with a fair value of $28,802.

During the year ended December 31, 2019, the Company expensed a total of $1,918,737 as share-based compensation over the vesting period.

During the year ended December 31, 2020, 2,325,000 stock options were exercised and the fair value of $1,137,027 attributable to these stock options was transferred from reserves to share capital. Additionally, 1,195,664 stock options expired unexercised and the fair value of $1,071,980 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2020, the Company granted a total of 3,830,306 stock options exercisable for up to five years as follows:

  2,140,306 stock options with an exercise price of $1.05 per share vest one-third immediately, one-third on January 30, 2021, and one-third on January 30, 2022, with a fair value of $998,552.

  40,000 stock options with an exercise price of $1.02 per share vest one-third immediately, one-third on September 23, 2021, and one-third on September 23, 2022, with a fair value of $16,780.

  1,400,000 stock options with an exercise price of $0.854 per share vest one-third on December 2, 2021, one-third on December 2, 2022, and one-third on December 2, 2023, with a fair value of $599,397.

  200,000 stock options with an exercise price of $0.854 per share vest immediately, with a fair value of $85,628.

  50,000 stock options with an exercise price of $0.91 per share vest one-third immediately, one-third on December 4, 2021, and one-third on December 4, 2022, with a fair value of $20,607.

During the year ended December 31, 2020, the Company expensed a total of $1,231,724 as share-based compensation over the vesting period.

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2020	2019
Risk-free interest rate	0.92%	1.80%
Expected option life in years	4 years	4 years
Expected stock price volatility	58%	62%
Expected dividend rate	0%	0%

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2018	9,317,296	1.75
Exercised	(355,000)	0.76
Granted	1,921,424	1.72
Expired	(545,000)	2.12
Outstanding at December 31, 2019	10,338,720	1.76
Exercised	(2,325,000)	0.74
Granted	3,830,306	0.97
Expired	(1,195,664)	1.72
Outstanding at December 31, 2020	10,648,362	1.70

A summary of the stock options outstanding and exercisable at December 31, 2020 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
3.16	457,500	457,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	1,734,560	1,734,560	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	100,000	January 15, 2023
2.11	1,920,248	1,920,248	March 5, 2023
1.96	110,000	110,000	September 14, 2023
1.74	1,526,048	1,017,365	January 31, 2024
1.49	50,000	33,333	March 15, 2024
1.20	50,000	33,333	August 16, 2024
1.05	2,085,006	695,002	January 30, 2025
1.02	40,000	13,333	September 23, 2025
0.854	1,400,000	-	December 2, 2025
0.854	200,000	200,000	December 2, 2025
0.91	50,000	16,667	December 4, 2025
	10,648,362	7,256,341

The stock option reserve records items recognized as share-based compensation expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If vested options expire unexercised or are forfeited, the amount recorded is transferred to deficit.

Restricted Share Units (“RSUs”)

The Company has a Restricted Share Unit Award Plan (“RSU Plan”) whereby the maximum number of common shares reserved for issue under the RSU Plan shall not exceed 6,746,579 common shares of the Company. In addition, the aggregate number of common shares issuable pursuant to the RSU Plan combined with all of the Company’s other security-based compensation arrangements, including the Company’s Stock Option Plan, shall not exceed 8% of the Company’s outstanding shares.

During the year ended December 31, 2019, the Company granted 664,730 RSUs to certain officers and directors with a fair value of $1,156,630. Certain RSUs issued to officers of the Company vest either one-third every year or approximately three years from the grant date. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated. The Company expensed a total of $918,339 as share-based compensation for values of RSUs vested. In addition, the Company cancelled 155,284 RSUs and the fair value of $68,072 attributable to these RSUs was transferred from reserves to deficit.

In January 2020, the Company granted 927,276 RSUs to certain officers and directors with a fair value of $973,640. Certain RSUs issued to officers of the Company vest one-third every year. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated.

In December 2020, the Company granted 292,740 RSUs to an officer and director with a fair value of $266,393. These RSUs vested immediately.

During the year ended December 31, 2020, the Company expensed a total of $1,246,676 (2019 - $918,339) as share-based compensation over the vesting period.

A summary of restricted share unit activities is as follows:

Number of
RSUs
Outstanding at December 31, 2018	567,110
Vested	(113,208)
Granted	664,730
Cancelled	(155,284)
Outstanding at December 31, 2019	963,348
Vested	(436,785)
Granted	1,220,016
Outstanding at December 31, 2020	1,746,579